Condensed Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 22,110	$ 27,889	$ 179,032
Prepaid expenses	6,767	11,990	26,211
Inventory			8,475
Total current assets	28,877	39,879	213,718
Fixed assets, net of accumulated depreciation		1,473	4,420
Other assets:
Patents and intellectual property			35,482
Deposits	669	644	644
Total other assets	669	644	36,126
Total assets	29,546	41,996	254,264
Current liabilities:
Accounts payable and accrued expenses	794,627	1,137,086	1,182,112
Related party accounts payable	71,297	109,718	102,647
Accrued interest payable	319,372	114,755	229,246
Payroll liabilities payable	44,441	499,502	298,900
Convertible notes payable, net	1,959,276	544,508	1,788,384
Derivative liability		324,532	4,235,016
Related party promissory note	383,771	332,195	1,280,450
Liability for lack of authorized shares			852,091
Total current liabilities	3,572,784	3,062,296	9,968,846
Total liabilities	3,572,784	3,062,296	9,968,846
Commitments and contingencies
MEZZANINE EQUITY
Preferred stock, $.001 par value, 20,000,000 shares of authorized preferred stock, $.001 par value, 5,000,000 Series A shares authorized; 3,773,592 and 1,627,000 - shares issued and outstanding, respectively		14,144,571	4,617,052
Total mezzanine equity		14,144,571	4,617,052
Stockholders' equity (deficit):
Preferred stock, $.001 par value, 20,000,000 shares authorized; 3,583,860 and 3,773,592 shares issued and outstanding, respectively	3,584	3,774
Paid in capital, preferred stock	12,907,354	14,140,797
Common stock, $.001 par value; 2,000,000,000 shares authorized; 53,468,563 and 31,743,797 shares issued and outstanding, respectively	53,469	31,744	19,969
Paid in capital, common stock	45,155,762	40,672,825	33,662,942
Accumulated deficit	(61,663,407)	(57,869,440)	(48,014,545)
Total stockholders' equity (deficit)	(3,543,238)	(3,020,300)	(14,331,634)
Total liabilities and stockholders' equity (deficit)	$ 29,546	$ 41,996	$ 254,264